Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Line Items]
Total before tax	¥ 656,734	¥ (58,727)	¥ 1,608,342
Domestic income (loss)
Income Taxes [Line Items]
Total before tax	(588,227)	(886,921)	575,101
Foreign income
Income Taxes [Line Items]
Total before tax	¥ 1,244,961	¥ 828,194	¥ 1,033,241